Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Warrant Liability
Disclosure of Fair Value Measurement of Assets

Financial assets (liabilities) as at December 31, 2019 and December 31, 2018 are presented below.

December 31, 2019	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 7)	7,838	—	—	7,838
Trade and other receivables (note 8)	404	—	—	404
Restricted cash equivalents (note 11)	364	—	—	364
Payables and accrued liabilities (note 15)	—	—	2,148	2,148)
Lease liability (note 5)	—	—	903	903)
Warrant liability (note 17)	—	2,255)	—	2,255)
	8,606	2,255)	3,051	3,300

December 31, 2018	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 7)	14,512	—	—	14,512
Trade and other receivables (note 8)	245	—	—	245
Restricted cash equivalents (note 11)	418	—	—	418
Payables and accrued liabilities (note 15)	—	—	2,791)	2,791)
Warrant liability (note 17)	—	3,634)	—	3,634)
	15,175	3,634)	2,791)	8,750)